Notes Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Accounts Receivable, Net and Notes Receivable [Abstract]
Notes Receivable
8. Notes Receivable

At September 30, 2013, the Company had notes receivable in the aggregate amount of $169,327 due from one current and two former employees.  The employees issued the notes to the Company since the Company paid taxes for stock-based compensation on these employees’ behalf during 2011 and 2012.  The outstanding amounts under the notes are secured by pledged stock certificates and are due at various times during 2021-2023.  Interest accrues on these notes at rates from 2.31% and 3.57% per annum.

8. Notes Receivable

At December 31, 2013, the Company had notes receivable in the aggregate amount of $170,566 due from three former employees.  The Company paid taxes on stock-based compensation on these employees’ behalf during 2011 and 2012 in exchange for these notes, and the outstanding amounts on the notes are secured by pledged stock certificates.  The notes are due at various times during 2021-2023 and bear interest rates between 2.31% and 3.57% per annum.